Real Estate Business Park Acquisitions (Details Narrative) $ in Thousands	Jul. 01, 2016 USD ($) ft² a	Oct. 19, 2015 USD ($) ft² a
Port Capital Property
Approximate purchase price | $		$ 9,900
Number of buildings acquired		1
Land acreage | a		6.39
Square feet		91,218
Mezzanine space square feet		29,558
Gilroy Road Property
Approximate purchase price | $	$ 8,300
Number of buildings acquired	1
Land acreage | a	7
Square feet	116,338
Mezzanine space square feet	8,900
Square footage footprint	107,438